Other investments	6 Months Ended
Jun. 30, 2018
Other investments
17 Other investments
end of	2Q18	1Q18	4Q17
Other investments (CHF million)
Equity method investments	2,989	2,938	3,066
Equity securities (without a readily determinable fair value) [1]	1,193	1,092	1,292
of which at net asset value	601	624	742
of which at measurement alternative	187	193	175
of which at fair value	193	66	161
of which at cost less impairment	212	209	214
Real estate held-for-investment [2]	173	187	232
Life finance instruments [3]	1,271	1,270	1,374
Total other investments	5,626	5,487	5,964
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q18, 1Q18 and 4Q17, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million, CHF 22 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	2Q18	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	0	(3)
Equity securities without a readily determinable fair value held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, equity securities without a readily determinable fair value held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Equity securities without a readily determinable fair value include investments in entities that regularly calculate NAV per share or its equivalent.
> Refer to “Note 30 – Financial instruments” for further information on such investments.
The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. There were no impairments recorded in 2Q18, 1Q18 and 6M18, while in 2Q17 and 6M17, we recorded impairments of CHF 5 million and CHF 2 million, respectively.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 381 million, CHF 391 million and CHF 389 million for 2Q18, 1Q18 and 4Q17, respectively.

Bank
Other investments
16 Other investments
end of	6M18	2017
Other investments (CHF million)
Equity method investments	2,949	3,027
Equity securities (without a readily determinable fair value) [1]	1,184	1,283
of which at net asset value	593	734
of which at measurement alternative	187	175
of which at fair value	193	161
of which at cost less impairment	211	213
Real estate held-for-investment [2]	150	209
Life finance instruments [3]	1,271	1,374
Total other investments	5,554	5,893
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 6M18 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M18	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(3)	(3)
Equity securities without a readily determinable fair value include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 29 – Financial instruments” for further information on such investments.
The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. There were no impairments recorded in 6M18, while in 6M17, the Bank recorded impairments of CHF 2 million.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 377 million and CHF 385 million for 6M18 and 2017, respectively.